Financial risks (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk [Member]
Disclosure Of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	0.50%
Foreign exchange risk [Member]
Disclosure Of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	5.00%
Effect of variance on net earnings	$ 1.2	$ 1.3
Market risk [Member]
Disclosure Of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	10.00%
Effect of variance on net earnings	$ 1.7	0.4
Effect of variance on other comprehensive income	10.0	5.7
Credit risk [Member]
Disclosure Of Financial Risks [Line Items]
Expected credit loss	$ 12.7	$ 4.7